Schedule of Common Stock Reserved (Details) - shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	21,655,238	12,349,051	2,886,565
Restricted Stock Units Vested And Unreleased [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance		24,455	4,022
2023 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	94,595	88,898	360,459
2023 Employee Stock Purchase Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	393,781	393,781	393,781
Common Stock Options Issued And Outstanding [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	910,054	918,759	787,087
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	20,256,808	10,923,158	1,341,216